Segment information (Tables)	12 Months Ended
Mar. 28, 2021
Operating Segments [Abstract]
Schedule of Operating Segments

	Year ended March 28, 2021
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	528.2	321.3	54.2	903.7
Cost of sales	121.8	170.9	57.0	349.7
Gross profit (loss)	406.4	150.4	(2.8)	554.0
Selling, general and administrative expenses	118.0	43.8	205.5	367.3
Depreciation and amortization	52.4	3.8	13.6	69.8
Operating income (loss)	236.0	102.8	(221.9)	116.9
Net interest, finance and other costs				30.9
Income before income taxes				86.0

	Year ended March 29, 2020
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	525.0	424.0	9.1	958.1
Cost of sales	130.0	226.2	8.6	364.8
Gross profit	395.0	197.8	0.5	593.3
Selling, general and administrative expenses	107.4	49.9	193.2	350.5
Depreciation and amortization	38.6	2.8	9.3	50.7
Operating income (loss)	249.0	145.1	(202.0)	192.1
Net interest, finance and other costs				28.4
Income before income taxes				163.7

	Year ended March 31, 2019
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	431.3	394.7	4.5	830.5
Cost of sales	106.7	202.2	4.8	313.7
Gross profit (loss)	324.6	192.5	(0.3)	516.8
Selling, general and administrative expenses	93.9	39.1	169.1	302.1
Depreciation and amortization	7.4	2.3	8.3	18.0
Operating income (loss)	223.3	151.1	(177.7)	196.7
Net interest, finance and other costs				14.2
Income before income taxes				182.5

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Canada	217.7	293.1	293.3
United States	226.1	279.0	251.1
Asia	262.0	199.9	112.1
Europe and Rest of World	197.9	186.1	174.0
Revenue	903.7	958.1	830.5